7. OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Other Liabilities, Current [Abstract]
Accrued interest	$ 9,943	$ 55,701	$ 5,391
Accrued professional fees	158,413	207,440	64,076
Total other current liabilities	$ 168,356	$ 263,141	$ 69,467